       As filed with the Securities and Exchange Commission on April 11, 2001.

                                                              File No. 333-94617
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 4
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL I

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

STAG PROTECTOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Stag Protector Variable Universal Life insurance policy. Please read it carefully.

Stag Protector Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS
                                                              Fund, Inc.
  Hartford Global Advisers Fund Sub-Account (formerly         Class IA of Hartford Global Advisers HLS
  Hartford International Advisers Fund Sub-Account)           Fund, Inc.
  Hartford Global Leaders Sub-Account                         Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Sub-Account                      Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS
                                                              Fund, Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT The George Putnam Fund of Boston Sub-Account      Class IA of Putnam VT The George Putnam Fund of
                                                              Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account          Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                    Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account                  Class IA of Putnam VT Health Sciences Fund of
                                                              Putnam Variable Trust
  Putnam VT High Yield Fund Sub-Account                       Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IA of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Growth Fund Sub-Account             Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                        Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam VT Money Market Fund Sub-Account                     Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                        Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account            Class IA of Putnam VT OTC & Emerging Growth Fund
                                                              of Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                            Class IA of Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Fund Sub-Account                          Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account         Initial Class of Fidelity VIP II Asset Manager
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                 Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
  Deductions from Premium                                        12
----------------------------------------------------------------------
  Deductions from Account Value                                  12
----------------------------------------------------------------------
  Charges for the Funds                                          13
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
  Contract Rights                                                14
----------------------------------------------------------------------
  Contract Limitations                                           14
----------------------------------------------------------------------
  Changes to Contract or Separate Account                        14
----------------------------------------------------------------------
  Other Benefits                                                 15
----------------------------------------------------------------------
  Class of Purchasers                                            16
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 17
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Income Taxation of Policy Benefits -- Generally                21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Estate and Generation-Skipping Taxes                           22
----------------------------------------------------------------------
  Diversification Requirements                                   22
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        23
----------------------------------------------------------------------
  Life Insurance Purchased for Use in Split Dollar
   Arrangements                                                  23
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           23
----------------------------------------------------------------------
  Other                                                          23
----------------------------------------------------------------------
  Life Insurance Purchases by Non-resident Aliens and
   Foreign Corporations                                          23
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.


INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Front-end sales load    When you pay premium.                POLICY YEARS          AMOUNT
                                                                All Years                6%
------------------------------------------------------------------------------------------------
Tax Charge on Premium   When you pay premium.                A percent of premium which varies
Payments                                                     by your state and municipality of
                                                             residence. The range of tax charge
                                                             is generally between 0% and 4%.
                                                             This rate will change if your state
                                                             or municipality changes its tax
                                                             charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
------------------------------------------------------------------------------------------------
Surrender Charge        When you surrender your policy.      The Surrender Charge varies based
                        When you make certain Face Amount    on the Insured's age, sex, and
                        decreases.                           insurance class on the date of
                        When you take certain withdrawals.   issue.
                                                             The initial charge will be at least
                                                             $2.09 per 1,000 of initial face
                                                             amount but will not exceed $50.60
                                                             per 1,000 of initial face amount.
------------------------------------------------------------------------------------------------
Face Amount Increase    Each month for 12 months beginning   The rate is a per $1,000 amount
Fee                     on the effective date of any         that varies by attained age of the
                        unscheduled increase in Face Amount  Insured.
                        you request.                         The monthly fee will be at least
                                                             $.17 per 1,000 of increase but will
                                                             not exceed $.50 per 1,000 of
                                                             increase.
------------------------------------------------------------------------------------------------
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
------------------------------------------------------------------------------------------------
Withdrawal Charge       When you take a withdrawal.          $10 per withdrawal.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Front-end sales load                     All
----------------------
Tax Charge on Premium                    All
Payments
----------------------
Surrender Charge        Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
----------------------
Face Amount Increase    Policies where the owner has made an
Fee                     unscheduled increase.
----------------------
Transfer Fees           Those policies with more than one
                        transfer per month.
----------------------
Withdrawal Charge       Those policies where the owner has
                        made a withdrawal.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on issue age, sex, insurance class,
                                                             Initial Face Amount, substandard
                                                             rating, and age of policy.
                                                             The maximum monthly coi's for
                                                             unrated individuals ranges from a
                                                             minimum of $.0567 per 1,000 per
                                                             month to a maximum of $83.333 per
                                                             1,000 per month.
------------------------------------------------------------------------------------------------
Mortality and Expense   Monthly.                             Per the Sub-Account accumulated
Risk Charge                                                  value:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.40% per month after the
                                                               10th policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on insured's
                                                             initial Face Amount, issue age,
                                                               sex, insurance class.
                                                             The monthly charge will be at least
                                                             $.0458 per 1,000 of initial face
                                                             amount but will not exceed $.6917
                                                             per 1,000 of initial face amount.
------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                             $10, if your initial Face Amount is
                                                             below $100,000.
                                                             $7.50, if your initial Face Amount
                                                             is equal to or greater than
                                                             $100,000.
------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

                            POLICIES FROM WHICH CHARGE IS
        CHARGE                        DEDUCTED
----------------------
Cost of Insurance                        All
Charges
----------------------
Mortality and Expense                    All
Risk Charge
----------------------
Administrative Charge                    All
----------------------
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2000. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                                  0.66%             0.25%          0.04%       0.95%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                    0.80%             0.25%          0.06%       1.11%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                         0.36%             0.25%          0.02%       0.63%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                                  0.34%             0.25%          0.01%       0.60%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%              N/A           0.03%       0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%              N/A           0.03%       0.52%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%              N/A           0.03%       0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%              N/A           0.03%       0.68%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                                 0.76%              N/A           0.09%       0.85%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.75%              N/A           0.06%       0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%              N/A           0.07%       0.92%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.76%              N/A           0.03%       0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%              N/A           0.03%       0.43%
------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.68%              N/A           0.10%       0.78%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.69%              N/A           0.03%       0.72%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%              N/A           0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%              N/A           0.03%       0.48%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.71%              N/A           0.03%       0.74%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%              N/A           0.02%       0.48%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%              N/A           0.27%       1.07%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%              N/A           0.10%       0.78%
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%              N/A           0.11%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%              N/A           0.14%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.66%              N/A           0.10%       0.76%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%              N/A           0.04%       0.50%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%              N/A           0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.66%              N/A           0.08%       0.74%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.61%              N/A           0.06%       0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.76%              N/A           0.18%       0.94%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%              N/A           0.17%       0.97%
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%              N/A           0.21%       1.21%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.58%              N/A           0.07%       0.65%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.42%              N/A           0.08%       0.50%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.52%              N/A           0.05%       0.57%
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%              N/A           0.09%       0.79%
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%              N/A           0.11%       0.81%
------------------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%              N/A           0.07%       0.72%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.60%              N/A           0.07%       0.67%
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.51%              N/A           0.05%       0.56%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%              N/A           0.08%       0.61%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                           0.48%              N/A           0.08%       0.56%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                                0.72%              N/A           0.17%       0.89%
------------------------------------------------------------------------------------------------------------------------



(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.            4/1/00          A+      Financial performance
------------------------------------------------------------------------------
 Standard & Poor's        8/1/00         AA       Insurer financial strength
------------------------------------------------------------------------------
 Fitch                   12/1/00         AA+      Financial strength
------------------------------------------------------------------------------



These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.


SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay your insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on September 18, 1992 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:


AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL ADVISERS HLS FUND (FORMERLY HARTFORD INTERNATIONAL ADVISERS HLS
FUND) -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities worldwide. Sub-advised by Wellington Management.

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HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



* "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Hartford Index HLS Fund.

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PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.



FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.



INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.



The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and
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12                                               HARTFORD LIFE INSURANCE COMPANY
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variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4%. The maximum sales load is 6%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are shown on the Policy Specification pages in your contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at

HARTFORD LIFE INSURANCE COMPANY                                               13
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risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current and maximum monthly administrative charge is $7.50 for initial Face Amounts of $100,000 and above. The current and maximum charge for initial Face Amounts below $100,000 is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the current and maximum rate is 1/12 of 0.40% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, sex, and insurance class. The charge is on the Policy Specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per 1,000 is on the Policy Specification pages of the contract.


RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the Policy Specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."


SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The surrender charges by policy year are on the Policy Specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the
Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.
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14                                               HARTFORD LIFE INSURANCE COMPANY
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate
Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.
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HARTFORD LIFE INSURANCE COMPANY                                               15
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OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market HLS Fund Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.



WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.



TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.



ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.



DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.



Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance;

- any loans will continue to accrue interest and become part of Indebtedness;

-  no future Monthly Deduction Amounts will be deducted; and

-  no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.


PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A           B
-----------------------------------------------------
 Face Amount                     $100,000   $100,000
-----------------------------------------------------
 Account Value                     46,500     34,000
-----------------------------------------------------
 Specified Percentage                250%       250%
-----------------------------------------------------
 Death Benefit Option               Level      Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is the lesser of 5 years and to age
80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Premiums -- Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Provision allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC.

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL I

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES                                                  7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice President
                       & Chief Accounting Officer (1998), Hartford Life and Annuity
                       Insurance Company, Vice President & Chief Accounting Officer
                       (1998-present), Servus Life Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Hart
                       Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice President
                       & Actuary (1995-1998), Director (1999-present), Hartford
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1998-present), Director (1999-present), Servus Life
                       Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Director (1995-present), Hart Life
                       Insurance Company; Director (1998-present), Chairman of the
                       Board & Chief Executive Officer (2000-present), President
                       (1998-2000), Servus Life Insurance Company

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Thomas A. Marra             President, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load is 4%. The maximum sales load is 6%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.


UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which the Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume a male, preferred, non-nicotine, age 35, with $250,000 of Face Amount and a premium of $1,875 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.73% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.73% average daily charge) of -0.73%, 5.27% and 11.27%, respectively.


In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Statement of Additional Information, the tax charge is assumed to be an average of 1.75%.

The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges.

The "Premiums Accumulated at 5% Interest Per Year" column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)



                                     CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------------
  END OF     ACCUMULATED                    CASH                               CASH
 CONTRACT   AT 5% INTEREST    ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
-------------------------------------------------------------------------------------------------
     1            1,969          1,235           0     250,000      1,194           0    250,000
     2            4,036          2,583         613     250,000      2,198         228    250,000
     3            6,206          4,071       2,196     250,000      3,279       1,404    250,000
     4            8,486          5,711       4,586     250,000      4,441       3,316    250,000
     5           10,879          7,522       6,584     250,000      5,690       4,753    250,000
     6           13,391          9,517       8,767     250,000      7,030       6,280    250,000
     7           16,030         11,715      11,153     250,000      8,467       7,905    250,000
     8           18,800         14,136      13,761     250,000     10,010       9,635    250,000
     9           21,709         16,806      16,619     250,000     11,666      11,478    250,000
    10           24,763         19,735      19,735     250,000     13,442      13,442    250,000
    11           27,970         23,484      23,484     250,000     15,863      15,863    250,000
    12           31,337         27,613      27,613     250,000     18,487      18,487    250,000
    13           34,872         32,159      32,159     250,000     21,332      21,332    250,000
    14           38,585         37,165      37,165     250,000     24,419      24,419    250,000
    15           42,483         42,682      42,682     250,000     27,770      27,770    250,000
    16           46,576         48,761      48,761     250,000     31,406      31,406    250,000
    17           50,873         55,469      55,469     250,000     35,349      35,349    250,000
    18           55,386         62,872      62,872     250,000     39,621      39,621    250,000
    19           60,124         71,047      71,047     250,000     44,249      44,249    250,000
    20           65,099         80,082      80,082     250,000     49,265      49,265    250,000
    25           93,963        141,973     141,973     250,000     81,698      81,698    250,000
    30          130,801        246,082     246,082     300,220    132,607     132,607    250,000
-------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6%.



The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)



                                     CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------------
  END OF     ACCUMULATED                    CASH                               CASH
 CONTRACT   AT 5% INTEREST    ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
-------------------------------------------------------------------------------------------------
     1            1,969          1,151           0     250,000      1,112           0    250,000
     2            4,036          2,339         369     250,000      1,970           0    250,000
     3            6,206          3,578       1,703     250,000      2,837         962    250,000
     4            8,486          4,870       3,745     250,000      3,712       2,587    250,000
     5           10,879          6,219       5,281     250,000      4,593       3,656    250,000
     6           13,391          7,623       6,873     250,000      5,473       4,723    250,000
     7           16,030          9,085       8,523     250,000      6,350       5,788    250,000
     8           18,800         10,605      10,230     250,000      7,222       6,847    250,000
     9           21,709         12,189      12,002     250,000      8,082       7,895    250,000
    10           24,763         13,823      13,823     250,000      8,928       8,928    250,000
    11           27,970         16,004      16,004     250,000     10,234      10,234    250,000
    12           31,337         18,263      18,263     250,000     11,540      11,540    250,000
    13           34,872         20,597      20,597     250,000     12,840      12,840    250,000
    14           38,585         23,009      23,009     250,000     14,130      14,130    250,000
    15           42,483         25,500      25,500     250,000     15,401      15,401    250,000
    16           46,576         28,068      28,068     250,000     16,642      16,642    250,000
    17           50,873         30,721      30,721     250,000     17,838      17,838    250,000
    18           55,386         33,456      33,456     250,000     18,970      18,970    250,000
    19           60,124         36,276      36,276     250,000     20,018      20,018    250,000
    20           65,099         39,183      39,183     250,000     20,962      20,962    250,000
    25           93,963         55,021      55,021     250,000     23,296      23,296    250,000
    30          130,801         72,782      72,782     250,000     18,019      18,019    250,000
-------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6%.



The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                    ISSUE AGE 35 MALE PREFERRED NON-NICOTINE
                             $1,875 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.73% NET)



                                     CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------------
  END OF     ACCUMULATED                    CASH                               CASH
 CONTRACT   AT 5% INTEREST    ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
-------------------------------------------------------------------------------------------------
     1            1,969          1,068           0     250,000      1,031           0    250,000
     2            4,036          2,105         135     250,000      1,751           0    250,000
     3            6,206          3,125       1,250     250,000      2,433         558    250,000
     4            8,486          4,127       3,002     250,000      3,075       1,950    250,000
     5           10,879          5,114       4,176     250,000      3,674       2,736    250,000
     6           13,391          6,081       5,331     250,000      4,224       3,474    250,000
     7           16,030          7,027       6,465     250,000      4,723       4,161    250,000
     8           18,800          7,952       7,577     250,000      5,171       4,796    250,000
     9           21,709          8,860       8,672     250,000      5,562       5,374    250,000
    10           24,763          9,732       9,732     250,000      5,893       5,893    250,000
    11           27,970         11,033      11,033     250,000      6,614       6,614    250,000
    12           31,337         12,292      12,292     250,000      7,263       7,263    250,000
    13           34,872         13,500      13,500     250,000      7,834       7,834    250,000
    14           38,585         14,657      14,657     250,000      8,322       8,322    250,000
    15           42,483         15,762      15,762     250,000      8,720       8,720    250,000
    16           46,576         16,807      16,807     250,000      9,017       9,017    250,000
    17           50,873         17,796      17,796     250,000      9,200       9,200    250,000
    18           55,386         18,724      18,724     250,000      9,253       9,253    250,000
    19           60,124         19,585      19,585     250,000      9,158       9,158    250,000
    20           65,099         20,379      20,379     250,000      8,898       8,898    250,000
    25           93,963         23,128      23,128     250,000      4,489       4,489    250,000
    30          130,801         22,908      22,908     250,000          0           0          0
-------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6%.



The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista and Voyager sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 15,683,922
      Cost $16,330,583
      Market Value.......  $17,376,249      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 11,778,324
      Cost $58,740,830
      Market Value.......      --       $69,258,146
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,478,497
      Cost $21,478,497
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 14,848,392
      Cost $35,381,132
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 16,053,325
      Cost $69,157,978
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 2,539,297
      Cost $2,713,519
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,350,336
      Cost $25,497,053
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 16,165,614
      Cost $21,888,969
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 12,799,917
      Cost $24,009,688
      Market Value.......      --           --
  Due from Hartford Life
   Insurance Company.....       9,371        48,055
  Receivable from fund
   shares sold...........      --           --
                           -----------  -----------
  Total Assets...........  17,385,620    69,306,201
                           -----------  -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --
  Payable for fund shares
   purchased.............       9,414        48,117
                           -----------  -----------
  Total Liabilities......       9,414        48,117
                           -----------  -----------
  Net Assets (variable
   life contract
   liabilities)..........  $17,376,206  $69,258,084
                           ===========  ===========
  Units Owned by
   Participants..........  10,661,296    19,823,270
  Unit Values............  $ 1.629840   $  3.493777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              MONEY                         CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 15,683,922
      Cost $16,330,583
      Market Value.......      --            --              --                --               --              --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 11,778,324
      Cost $58,740,830
      Market Value.......      --            --              --                --               --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,478,497
      Cost $21,478,497
      Market Value.......  $21,478,497       --              --                --               --              --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 14,848,392
      Cost $35,381,132
      Market Value.......      --        $39,571,796         --                --               --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 16,053,325
      Cost $69,157,978
      Market Value.......      --            --           $95,131,894          --               --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 2,539,297
      Cost $2,713,519
      Market Value.......      --            --              --             $2,890,344          --              --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,350,336
      Cost $25,497,053
      Market Value.......      --            --              --                --           $34,827,326         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 16,165,614
      Cost $21,888,969
      Market Value.......      --            --              --                --               --           $22,043,787
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 12,799,917
      Cost $24,009,688
      Market Value.......      --            --              --                --               --              --
  Due from Hartford Life
   Insurance Company.....   2,582,450         44,657           58,206          --                44,367            6,527
  Receivable from fund
   shares sold...........      --            --              --                --               --              --
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Assets...........  24,060,947     39,616,453       95,190,100        2,890,344       34,871,693       22,050,314
                           -----------   -----------      -----------       ----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --              --                     13          --              --
  Payable for fund shares
   purchased.............   2,578,139         44,526           58,338          --                44,342            6,604
                           -----------   -----------      -----------       ----------      -----------      -----------
  Total Liabilities......   2,578,139         44,526           58,338               13           44,342            6,604
                           -----------   -----------      -----------       ----------      -----------      -----------
  Net Assets (variable
   life contract
   liabilities)..........  $21,482,808   $39,571,927      $95,131,762       $2,890,331      $34,827,351      $22,043,710
                           ===========   ===========      ===========       ==========      ===========      ===========
  Units Owned by
   Participants..........  14,802,326     14,854,232       24,781,511        1,792,729       10,737,123       11,190,099
  Unit Values............  $ 1.451313    $  2.664017      $  3.838820       $ 1.612252      $  3.243639      $  1.969930

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 15,683,922
      Cost $16,330,583
      Market Value.......      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 11,778,324
      Cost $58,740,830
      Market Value.......      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 21,478,497
      Cost $21,478,497
      Market Value.......      --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 14,848,392
      Cost $35,381,132
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 16,053,325
      Cost $69,157,978
      Market Value.......      --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 2,539,297
      Cost $2,713,519
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 9,350,336
      Cost $25,497,053
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 16,165,614
      Cost $21,888,969
      Market Value.......      --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 12,799,917
      Cost $24,009,688
      Market Value.......  $27,182,019
  Due from Hartford Life
   Insurance Company.....       44,217
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   27,226,236
                           -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       44,209
                           -----------
  Total Liabilities......       44,209
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $27,182,027
                           ===========
  Units Owned by
   Participants..........    9,997,630
  Unit Values............  $  2.718847

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 520,821
      Cost $717,230
      Market Value.......   $ 690,709       --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 167,573
      Cost $211,379
      Market Value.......      --         $ 192,519
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 1,482,303
      Cost $2,791,122
      Market Value.......      --           --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 2,550,077
      Cost $5,632,542
      Market Value.......      --           --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 691,855
      Cost $15,126,116
      Market Value.......      --           --
    Fidelity VIP Overseas
     Portfolio
      Shares 263,224
      Cost $5,304,194
      Market Value.......      --           --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 179,752
      Cost $2,980,671
      Market Value.......      --           --
  Due from Hartford Life
   Insurance Company.....           4       --
  Receivable from fund
   shares sold...........      --           --
                            ---------     ---------
  Total Assets...........     690,713       192,519
                            ---------     ---------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 2
  Payable for fund shares
   purchased.............      --           --
                            ---------     ---------
  Total Liabilities......      --                 2
                            ---------     ---------
  Net Assets (variable
   life contract
   liabilities)..........   $ 690,713     $ 192,517
                            =========     =========
  Units Owned by
   Participants..........     522,057       166,173
  Unit Values............   $1.323061     $1.158542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 520,821
      Cost $717,230
      Market Value.......      --             --            --            --             --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 167,573
      Cost $211,379
      Market Value.......      --             --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 1,482,303
      Cost $2,791,122
      Market Value.......   $2,500,779        --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 2,550,077
      Cost $5,632,542
      Market Value.......      --         $6,291,059        --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 691,855
      Cost $15,126,116
      Market Value.......      --             --        $17,656,133       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 263,224
      Cost $5,304,194
      Market Value.......      --             --            --         $5,261,846        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 179,752
      Cost $2,980,671
      Market Value.......      --             --            --            --           $2,876,038
  Due from Hartford Life
   Insurance Company.....      --             17,454          6,636       --                  582
  Receivable from fund
   shares sold...........        4,109        --            --             18,652        --
                            ----------    ----------    -----------    ----------      ----------
  Total Assets...........    2,504,888     6,308,513     17,662,769     5,280,498       2,876,620
                            ----------    ----------    -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        4,114        --            --             17,704        --
  Payable for fund shares
   purchased.............      --             17,468          4,517       --                  588
                            ----------    ----------    -----------    ----------      ----------
  Total Liabilities......        4,114        17,468          4,517        17,704             588
                            ----------    ----------    -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $2,500,774    $6,291,045    $17,658,252    $5,262,794      $2,876,032
                            ==========    ==========    ===========    ==========      ==========
  Units Owned by
   Participants..........    1,612,631     2,993,776      7,818,218     2,983,090       1,538,658
  Unit Values............   $ 1.550742    $ 2.101375    $  2.258603    $ 1.764209      $ 1.869182

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 25,709
      Cost $346,391
      Market Value.......   $  239,090       --
    Putnam VT Diversified
     Income Fund
      Shares 171,036
      Cost $1,834,178
      Market Value.......      --        $1,564,984
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 54,459
      Cost $573,137
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 766,240
      Cost $12,581,184
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 1,697,451
      Cost $29,730,786
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 2,233,173
      Cost $54,616,243
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 108,512
      Cost $1,349,171
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --            --
  Receivable from fund
   shares sold...........    2,380,103       --
                            ----------   ----------
  Total Assets...........    2,619,193    1,564,984
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....    2,385,843       --
  Payable for fund shares
   purchased.............      --            --
                            ----------   ----------
  Total Liabilities......    2,385,843       --
                            ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $  233,350   $1,564,984
                            ==========   ==========
  Units Owned by
   Participants..........       18,866      120,256
  Unit Values............   $12.368534   $13.013744

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 25,709
      Cost $346,391
      Market Value.......       --             --            --           --           --
    Putnam VT Diversified
     Income Fund
      Shares 171,036
      Cost $1,834,178
      Market Value.......       --             --            --           --           --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 54,459
      Cost $573,137
      Market Value.......    $  596,867        --            --           --           --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 766,240
      Cost $12,581,184
      Market Value.......       --         $12,765,567       --           --           --
    Putnam VT Global
     Growth Fund
      Shares 1,697,451
      Cost $29,730,786
      Market Value.......       --             --        $30,723,863      --           --
    Putnam VT Growth and
     Income Fund
      Shares 2,233,173
      Cost $54,616,243
      Market Value.......       --             --            --       $57,727,509      --
    Putnam VT Health
     Sciences Fund
      Shares 108,512
      Cost $1,349,171
      Market Value.......       --             --            --           --       $1,585,364
  Due from Hartford Life
   Insurance Company.....       --             --            22,220       13,017       --
  Receivable from fund
   shares sold...........       --               1,216       --           --               80
                             ----------    -----------   -----------  -----------  ----------
  Total Assets...........       596,867     12,766,783   30,746,083   57,740,526    1,585,444
                             ----------    -----------   -----------  -----------  ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --            --           --              223
  Payable for fund shares
   purchased.............       --               2,768       15,360       12,885       --
                             ----------    -----------   -----------  -----------  ----------
  Total Liabilities......       --               2,768       15,360       12,885          223
                             ----------    -----------   -----------  -----------  ----------
  Net Assets (variable
   life contract
   liabilities)..........    $  596,867    $12,764,015   $30,730,723  $57,727,641  $1,585,221
                             ==========    ===========   ===========  ===========  ==========
  Units Owned by
   Participants..........        51,447        577,255    1,122,790    2,059,867      105,484
  Unit Values............    $11.601598    $ 22.111574   $27.369969   $28.024940   $15.028067

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 831,539
      Cost $10,307,955
      Market Value.......  $7,467,222       --
    Putnam VT Income Fund
      Shares 776,488
      Cost $10,147,253
      Market Value.......      --       $9,791,513
    Putnam VT
     International Growth
     Fund
      Shares 347,881
      Cost $6,109,943
      Market Value.......      --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 32,727
      Cost $450,319
      Market Value.......      --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 147,947
      Cost $2,787,151
      Market Value.......      --           --
    Putnam VT Investors
     Fund
      Shares 127,937
      Cost $1,673,927
      Market Value.......      --           --
    Putnam VT Money
     Market Fund
      Shares 2,381,574
      Cost $2,381,574
      Market Value.......      --           --
  Due from Hartford Life
   Insurance Company.....       4,018          211
  Receivable from fund
   shares sold...........      --           --
                           ----------   ----------
  Total Assets...........   7,471,240    9,791,724
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --
  Payable for fund shares
   purchased.............       4,048       --
                           ----------   ----------
  Total Liabilities......       4,048       --
                           ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........  $7,467,192   $9,791,724
                           ==========   ==========
  Units Owned by
   Participants..........     494,355      629,506
  Unit Values............  $15.104931   $15.554626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 831,539
      Cost $10,307,955
      Market Value.......      --             --             --             --           --
    Putnam VT Income Fund
      Shares 776,488
      Cost $10,147,253
      Market Value.......      --             --             --             --
    Putnam VT
     International Growth
     Fund
      Shares 347,881
      Cost $6,109,943
      Market Value.......   $6,164,454        --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 32,727
      Cost $450,319
      Market Value.......      --          $  434,613        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 147,947
      Cost $2,787,151
      Market Value.......      --             --          $2,028,355        --           --
    Putnam VT Investors
     Fund
      Shares 127,937
      Cost $1,673,927
      Market Value.......      --             --             --         $1,581,307       --
    Putnam VT Money
     Market Fund
      Shares 2,381,574
      Cost $2,381,574
      Market Value.......      --             --             --             --       $2,381,574
  Due from Hartford Life
   Insurance Company.....        1,239        --             --                 28          428
  Receivable from fund
   shares sold...........      --                 225          1,191        --           --
                            ----------     ----------     ----------    ----------   ----------
  Total Assets...........    6,165,693        434,838      2,029,546     1,581,335    2,382,002
                            ----------     ----------     ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 224          1,193        --           --
  Payable for fund shares
   purchased.............        1,229        --             --             --           --
                            ----------     ----------     ----------    ----------   ----------
  Total Liabilities......        1,229            224          1,193        --           --
                            ----------     ----------     ----------    ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $6,164,464     $  434,614     $2,028,353    $1,581,335   $2,382,002
                            ==========     ==========     ==========    ==========   ==========
  Units Owned by
   Participants..........      434,394         35,235        166,782       133,259    1,653,340
  Unit Values............   $14.190947     $12.334829     $12.161659    $11.866595   $ 1.440721

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities
      Shares 1,380,166
      Cost $30,940,910
      Market Value.......   $41,253,161       --
    Putnam VT New Value
     Fund
      Shares 92,472
      Cost $1,106,541
      Market Value.......       --        $1,249,298
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 374,989
      Cost $5,660,977
      Market Value.......       --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 292,871
      Cost $4,181,996
      Market Value.......       --            --
    Putnam VT Vista Fund
      Shares 65,901
      Cost $1,458,010
      Market Value.......       --            --
    Putnam VT Voyager
     Fund
      Shares 1,770,835
      Cost $65,120,964
      Market Value.......       --            --
  Due from Hartford Life
   Insurance Company.....       --             3,499
  Receivable from fund
   shares sold...........       --            --
                            -----------   ----------
  Total Assets...........    41,253,161    1,252,797
                            -----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --
  Payable for fund shares
   purchased.............         1,784        3,466
                            -----------   ----------
  Total Liabilities......         1,784        3,466
                            -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $41,251,377   $1,249,331
                            ===========   ==========
  Units Owned by
   Participants..........     1,449,162       95,860
  Unit Values............   $ 28.465667   $13.032864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities
      Shares 1,380,166
      Cost $30,940,910
      Market Value.......       --              --           --           --
    Putnam VT New Value
     Fund
      Shares 92,472
      Cost $1,106,541
      Market Value.......       --              --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 374,989
      Cost $5,660,977
      Market Value.......    $4,147,383         --           --           --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 292,871
      Cost $4,181,996
      Market Value.......       --          $5,312,683       --           --
    Putnam VT Vista Fund
      Shares 65,901
      Cost $1,458,010
      Market Value.......       --              --       $1,294,949       --
    Putnam VT Voyager
     Fund
      Shares 1,770,835
      Cost $65,120,964
      Market Value.......       --              --           --       $86,452,172
  Due from Hartford Life
   Insurance Company.....       --               9,985       --            13,405
  Receivable from fund
   shares sold...........         2,609         --            1,085       --
                             ----------     ----------   ----------   -----------
  Total Assets...........     4,149,992      5,322,668    1,296,034    86,465,577
                             ----------     ----------   ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         4,410         --            1,382       --
  Payable for fund shares
   purchased.............       --               9,916       --            19,915
                             ----------     ----------   ----------   -----------
  Total Liabilities......         4,410          9,916        1,382        19,915
                             ----------     ----------   ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $4,145,582     $5,312,752   $1,294,652   $86,445,662
                             ==========     ==========   ==========   ===========
  Units Owned by
   Participants..........       346,890        210,056       83,091     2,266,710
  Unit Values............    $11.950712     $25.292126   $15.581180   $ 38.137060

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $   94,908   $    475,215
                           ----------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --          7,892,360
                           ----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      96,600       (123,696)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,894,411    (13,582,543)
                           ----------   ------------
    Net gain (loss) on
     investments.........   1,991,011    (13,706,239)
                           ----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $2,085,919   $ (5,338,664)
                           ==========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              MONEY                         CAPITAL          MORTGAGE                        INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $1,284,578    $   322,071      $   615,753        $ 17,585       $   283,824       $   322,259
                           ----------    -----------      -----------        --------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        (592)     3,376,133       12,472,798         --                361,020         2,336,911
                           ----------    -----------      -----------        --------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            (24,585)         (50,526)        (11,429)          (59,162)            5,117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (4,008,523)      (2,376,545)        245,249        (4,286,119)       (6,598,399)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net gain (loss) on
     investments.........      --         (4,033,108)      (2,427,071)        233,820        (4,345,281)       (6,593,282)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,283,986    $  (334,904)     $10,661,480        $251,405       $(3,700,437)      $(3,934,112)
                           ==========    ===========      ===========        ========       ===========       ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  422,626
                            ----------
CAPITAL GAINS INCOME
 (LOSS)..................    2,316,150
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (63,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (106,000)
                            ----------
    Net gain (loss) on
     investments.........     (169,281)
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,569,495
                            ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  2,512      $ 11,251
                            --------      --------
CAPITAL GAINS INCOME.....      9,577        13,244
                            --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (8,369)         (515)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (55,879)      (38,282)
                            --------      --------
    Net (loss) gain on
     investments.........    (64,248)      (38,797)
                            --------      --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(52,159)     $(14,302)
                            ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $  --        $  297,954    $    86,020      $  91,022
                             ---------     ---------    ----------    -----------      ---------
CAPITAL GAINS INCOME.....      315,709       181,402     1,122,524        541,692        214,442
                             ---------     ---------    ----------    -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (7,448)       24,189        (2,104)       (23,715)         6,193
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (801,982)      389,975      (127,570)    (1,845,984)      (428,197)
                             ---------     ---------    ----------    -----------      ---------
    Net (loss) gain on
     investments.........     (809,430)      414,164      (129,674)    (1,869,699)      (422,004)
                             ---------     ---------    ----------    -----------      ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(493,721)    $ 595,566    $1,290,804    $(1,241,987)     $(116,540)
                             =========     =========    ==========    ===========      =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  21,001     $ 125,850
                            ---------     ---------
CAPITAL GAINS INCOME.....      --            --
                            ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     972,985        (1,431)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (194,963)     (125,457)
                            ---------     ---------
    Net gain (loss) on
     investments.........     778,022      (126,888)
                            ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 799,023     $  (1,038)
                            =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET     GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION      GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $--          $   233,187   $    310,765  $   952,184   $ --
                              -------      -----------   ------------  -----------   --------
CAPITAL GAINS INCOME.....      --            1,217,833      7,744,714    4,483,122     --
                              -------      -----------   ------------  -----------   --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (452)          (1,195)    (1,316,092)     (73,811)   (78,670)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      30,285       (2,110,468)   (20,887,023)    (952,574)   224,134
                              -------      -----------   ------------  -----------   --------
    Net gain (loss) on
     investments.........      29,833       (2,111,663)   (22,203,115)  (1,026,385)   145,464
                              -------      -----------   ------------  -----------   --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $29,833      $  (660,643)  $(14,147,636) $ 4,408,921   $145,464
                              =======      ===========   ============  ===========   ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 1,432,208   $ 602,537
                           -----------   ---------
CAPITAL GAINS INCOME.....      --           --
                           -----------   ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (532,251)     11,502
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,780,548)    125,275
                           -----------   ---------
    Net (loss) gain on
     investments.........   (2,312,799)    136,777
                           -----------   ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $  (880,591)  $ 739,314
                           ===========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  17,902      $ 11,927     $        937    $  --        $130,755
                             ---------      --------     ------------    ---------    --------
CAPITAL GAINS INCOME.....       77,647        26,144           88,002       --          --
                             ---------      --------     ------------    ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      142,806        (9,011)         (11,963)      (3,040)     --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (141,235)      (30,188)      (1,050,855)    (286,707)     --
                             ---------      --------     ------------    ---------    --------
    Net (loss) gain on
     investments.........        1,571       (39,199)      (1,062,818)    (289,747)     --
                             ---------      --------     ------------    ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $  97,120      $ (1,128)    $   (973,879)   $(289,747)   $130,755
                             =========      ========     ============    =========    ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $    --         $   5,119
                           ------------    ---------
CAPITAL GAINS INCOME.....     4,478,064       18,127
                           ------------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (263,986)    (166,715)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (19,136,137)     146,206
                           ------------    ---------
    Net (loss) gain on
     investments.........   (19,400,123)     (20,509)
                           ------------    ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $(14,922,059)   $   2,737
                           ============    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $  --           $137,464     $  --       $     32,244
                             -----------     --------     ---------   ------------
CAPITAL GAINS INCOME.....         33,841      242,668         8,644     13,681,198
                             -----------     --------     ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (728,705)       3,606       (34,308)      (526,690)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (1,877,615)     351,254      (214,731)   (30,434,528)
                             -----------     --------     ---------   ------------
    Net (loss) gain on
     investments.........     (2,606,320)     354,860      (249,039)   (30,961,218)
                             -----------     --------     ---------   ------------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(2,572,479)    $734,992     $(240,395)  $(17,247,776)
                             ===========     ========     =========   ============

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $    94,908  $    475,215
  Capital gains income
   (loss)................      --          7,892,360
  Net realized gain
   (loss) on security
   transactions..........       96,600      (123,696)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,894,411   (13,582,543)
                           -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,085,919    (5,338,664)
                           -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    2,629,010     7,849,686
  Net transfers..........   (4,065,890)    1,567,843
  Surrenders for benefit
   payments and fees.....     (573,279)   (2,815,556)
  Net loan activity......     (406,153)   (1,584,850)
  Cost of insurance......     (778,501)   (3,160,318)
                           -----------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (3,194,813)    1,856,805
                           -----------  ------------
  Net (decrease) increase
   in net assets.........   (1,108,894)   (3,481,859)
NET ASSETS:
  Beginning of period....   18,485,100    72,739,943
                           -----------  ------------
  End of period..........  $17,376,206  $ 69,258,084
                           ===========  ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $ 1,003,435  $   498,051
  Capital gains income...       49,287    4,831,542
  Net realized (loss)
   gain on security
   transactions..........       (8,622)      24,190
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,290,579)   6,361,493
                           -----------  -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (246,479)  11,715,276
                           -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............    2,265,567    8,456,024
  Net transfers..........   10,688,936    1,601,175
  Surrenders for benefit
   payments and fees.....     (160,632)  (2,223,564)
  Net loan activity......     (273,041)    (745,624)
  Cost of insurance......     (639,068)  (2,852,500)
                           -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   11,881,762    4,235,511
                           -----------  -----------
  Net increase (decrease)
   in net assets.........   11,635,283   15,950,787
NET ASSETS:
  Beginning of period....    6,849,817   56,789,156
                           -----------  -----------
  End of period..........  $18,485,100  $72,739,943
                           ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $  1,284,578   $   322,071      $   615,753       $   17,585      $   283,824      $   322,259
  Capital gains income
   (loss)................          (592)    3,376,133       12,472,798          --               361,020        2,336,911
  Net realized gain
   (loss) on security
   transactions..........       --            (24,585)         (50,526)         (11,429)         (59,162)           5,117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --         (4,008,523)      (2,376,545)         245,249       (4,286,119)      (6,598,399)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,283,986      (334,904)      10,661,480          251,405       (3,700,437)      (3,934,112)
                           ------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    18,866,397     4,705,288        8,816,433          250,171        3,645,914        2,680,495
  Net transfers..........   (18,250,146)     (252,983)       4,545,089          (89,388)          32,350        3,227,270
  Surrenders for benefit
   payments and fees.....    (1,646,989)   (1,665,146)      (3,984,578)         (83,630)      (1,143,150)        (992,751)
  Net loan activity......      (335,211)     (757,978)      (2,423,502)           7,716         (556,988)        (509,053)
  Cost of insurance......    (1,284,468)   (2,008,686)      (3,692,079)         (89,190)      (1,592,409)        (836,041)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (2,650,417)       20,495        3,261,363           (4,321)         385,717        3,569,920
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net (decrease) increase
   in net assets.........    (1,366,431)     (314,409)      13,922,843          247,084       (3,314,720)        (364,192)
NET ASSETS:
  Beginning of period....    22,849,239    39,886,336       81,208,919        2,643,247       38,142,071       22,407,902
                           ------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $ 21,482,808   $39,571,927      $95,131,762       $2,890,331      $34,827,351      $22,043,710
                           ============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   422,626
  Capital gains income
   (loss)................    2,316,150
  Net realized gain
   (loss) on security
   transactions..........      (63,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (106,000)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,569,495
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    3,412,999
  Net transfers..........     (751,453)
  Surrenders for benefit
   payments and fees.....   (1,059,704)
  Net loan activity......     (386,054)
  Cost of insurance......   (1,144,088)
                           -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       71,700
                           -----------
  Net (decrease) increase
   in net assets.........    2,641,195
NET ASSETS:
  Beginning of period....   24,540,832
                           -----------
  End of period..........  $27,182,027
                           ===========

                              MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $  1,145,825   $   833,700      $   244,683       $  147,468      $   358,276      $   215,427
  Capital gains income...           579     2,827,247        3,889,973          --               510,748         --
  Net realized (loss)
   gain on security
   transactions..........       --             19,707          144,049           (1,430)           3,462          332,449
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       --             79,598       17,700,572         (117,153)       5,395,124        5,882,813
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     1,146,404     3,760,252       21,979,277           28,885        6,267,610        6,430,689
                           ------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    24,230,194     4,995,321        9,387,785          625,063        4,016,335        2,949,287
  Net transfers..........   (19,300,557)    1,297,298       (2,660,260)         426,413        1,537,214       (3,664,980)
  Surrenders for benefit
   payments and fees.....    (3,882,409)   (1,412,715)      (2,246,879)         (24,433)        (836,820)        (610,721)
  Net loan activity......      (461,767)     (488,390)      (1,096,388)          14,463         (289,827)        (396,381)
  Cost of insurance......    (1,509,608)   (1,905,222)      (2,984,592)         (90,981)      (1,392,082)        (796,284)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (924,147)    2,486,292          399,666          950,525        3,034,820       (2,519,079)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........       222,257     6,246,544       22,378,943          979,410        9,302,430        3,911,610
NET ASSETS:
  Beginning of period....    22,626,982    33,639,792       58,829,976        1,663,837       28,839,641       18,496,292
                           ------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $ 22,849,239   $39,886,336      $81,208,919       $2,643,247      $38,142,071      $22,407,902
                           ============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   393,538
  Capital gains income...      903,512
  Net realized (loss)
   gain on security
   transactions..........       (9,128)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (98,307)
                           -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    1,189,615
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    3,848,968
  Net transfers..........      (82,113)
  Surrenders for benefit
   payments and fees.....     (655,074)
  Net loan activity......     (390,798)
  Cost of insurance......   (1,127,592)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,593,391
                           -----------
  Net increase (decrease)
   in net assets.........    2,783,006
NET ASSETS:
  Beginning of period....   21,757,826
                           -----------
  End of period..........  $24,540,832
                           ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................   $  2,512      $ 11,251
  Capital gains income...      9,577        13,244
  Net realized (loss)
   gain on security
   transactions..........     (8,369)         (515)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (55,879)      (38,282)
                            --------      --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (52,159)      (14,302)
                            --------      --------
UNIT TRANSACTIONS:
  Purchases..............    141,572        55,461
  Net transfers..........    368,157        51,586
  Surrenders for benefit
   payments and fees.....    (16,126)      (23,815)
  Net loan activity......    (42,512)       (4,435)
  Cost of insurance......    (50,918)      (19,235)
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    400,173        59,562
                            --------      --------
  Net increase (decrease)
   in net assets.........    348,014        45,260
NET ASSETS:
  Beginning of period....    342,699       147,257
                            --------      --------
  End of period..........   $690,713      $192,517
                            ========      ========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................   $    926      $  2,625
  Capital gains income...      2,132        --
  Net realized (loss)
   gain on security
   transactions..........     (1,830)          131
  Net unrealized
   appreciation of
   investments during the
   period................     28,644        18,289
                            --------      --------
  Net increase in net
   assets resulting from
   operations............     29,872        21,045
                            --------      --------
UNIT TRANSACTIONS:
  Purchases..............     40,452         3,088
  Net transfers..........    272,319       110,867
  Surrenders for benefit
   payments and fees.....     (1,403)       (2,012)
  Net loan activity......         (4)       --
  Cost of insurance......    (10,287)       (7,309)
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    301,077       104,634
                            --------      --------
  Total increase
   (decrease) in net
   assets................    330,949       125,679
NET ASSETS:
  Beginning of period....     11,750        21,578
                            --------      --------
  End of period..........   $342,699      $147,257
                            ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   297,954   $    86,020      $   91,022
  Capital gains income...      315,709       181,402      1,122,524       541,692         214,442
  Net realized (loss)
   gain on security
   transactions..........       (7,448)       24,189         (2,104)      (23,715)          6,193
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (801,982)      389,975       (127,570)   (1,845,984)       (428,197)
                            ----------    ----------    -----------   -----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (493,721)      595,566      1,290,804    (1,241,987)       (116,540)
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      410,508       472,973      2,142,511       809,780         379,420
  Net transfers..........    1,023,194     4,415,104     (1,769,904)      142,150        (110,585)
  Surrenders for benefit
   payments and fees.....     (140,406)     (192,562)    (1,095,218)      (90,838)        (40,138)
  Net loan activity......      (90,224)     (153,453)      (240,302)     (289,262)        (52,474)
  Cost of insurance......     (116,783)     (209,326)      (750,950)     (302,335)       (134,627)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,086,289     4,332,736     (1,713,863)      269,495          41,596
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets.........      592,568     4,928,302       (423,059)     (972,492)        (74,944)
NET ASSETS:
  Beginning of period....    1,908,206     1,362,743     18,081,311     6,235,286       2,950,976
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $2,500,774    $6,291,045    $17,658,252   $ 5,262,794      $2,876,032
                            ==========    ==========    ===========   ===========      ==========

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --            242,891   $   118,924      $   81,026
  Capital gains income...        2,440        51,503        536,917       191,813         102,633
  Net realized (loss)
   gain on security
   transactions..........        2,099          (575)       (17,317)      529,176           1,290
  Net unrealized
   appreciation of
   investments during the
   period................      480,688       261,154        269,024     1,340,373         104,976
                            ----------    ----------    -----------   -----------      ----------
  Net increase in net
   assets resulting from
   operations............      485,227       312,082      1,031,515     2,180,286         289,925
                            ----------    ----------    -----------   -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       87,710       149,645      2,479,043     1,231,714         369,373
  Net transfers..........    1,208,187       891,911         44,800    (3,895,647)         99,073
  Surrenders for benefit
   payments and fees.....       (5,049)       (8,029)      (482,465)     (356,160)        (47,199)
  Net loan activity......       (6,915)       (2,839)      (164,909)     (146,964)        (19,055)
  Cost of insurance......      (21,610)      (32,391)      (821,815)     (355,633)       (132,619)
                            ----------    ----------    -----------   -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,262,323       998,297      1,054,654    (3,522,690)        269,573
                            ----------    ----------    -----------   -----------      ----------
  Total increase
   (decrease) in net
   assets................    1,747,550     1,310,379      2,086,169    (1,342,404)        559,498
NET ASSETS:
  Beginning of period....      160,656        52,364     15,995,142     7,577,690       2,391,478
                            ----------    ----------    -----------   -----------      ----------
  End of period..........   $1,908,206    $1,362,743    $18,081,311   $ 6,235,286      $2,950,976
                            ==========    ==========    ===========   ===========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................  $    21,001   $  125,850
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      972,985       (1,431)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (194,963)    (125,457)
                           -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      799,023       (1,038)
                           -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      137,911      249,060
  Net transfers..........   (2,574,985)      95,078
  Surrenders for benefit
   payments and fees.....      151,409      (23,263)
  Net loan activity......      (21,869)     (28,604)
  Cost of insurance......      (23,379)     (84,833)
                           -----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (2,330,913)     207,438
                           -----------   ----------
  Net (decrease) increase
   in net assets.........   (1,531,890)     206,400
NET ASSETS:
  Beginning of period....    1,765,240    1,358,584
                           -----------   ----------
  End of period..........  $   233,350   $1,564,984
                           ===========   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --        $   97,311
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      769,641        4,632
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       87,477      (76,531)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      857,118       25,412
                            ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       21,940      247,868
  Net transfers..........      886,693     (265,171)
  Surrenders for benefit
   payments and fees.....       12,130      (84,623)
  Net loan activity......          (11)     (21,727)
  Cost of insurance......      (17,555)     (80,513)
                            ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      903,197     (204,166)
                            ----------   ----------
  Net increase (decrease)
   in net assets.........    1,760,314     (178,754)
NET ASSETS:
  Beginning of period....        4,926    1,537,338
                            ----------   ----------
  End of period..........   $1,765,240   $1,358,584
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET     GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION      GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $--          $   233,187   $   310,765   $  952,184   $   --
  Capital gains income...      --            1,217,833     7,744,714    4,483,122       --
  Net realized gain
   (loss) on security
   transactions..........         (452)         (1,195)   (1,316,092)     (73,811)     (78,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       30,285      (2,110,468)  (20,887,023)    (952,574)     224,134
                              --------     -----------   ------------  -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       29,833        (660,643)  (14,147,636)   4,408,921      145,464
                              --------     -----------   ------------  -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............       58,118         993,106     3,906,901    6,418,268      153,574
  Net transfers..........      368,468        (370,762)   (3,673,576)   2,958,957    1,130,597
  Surrenders for benefit
   payments and fees.....       (6,862)       (207,489)   (1,648,895)  (2,399,222)     (15,929)
  Net loan activity......       (5,204)       (106,025)   (1,162,748)    (714,183)     (53,975)
  Cost of insurance......      (15,325)       (428,495)   (1,574,225)  (2,220,114)     (45,982)
                              --------     -----------   ------------  -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      399,195        (119,665)   (4,152,543)   4,043,706    1,168,285
                              --------     -----------   ------------  -----------  ----------
  Net (decrease) increase
   in net assets.........      429,028        (780,308)  (18,300,179)   8,452,627    1,313,749
NET ASSETS:
  Beginning of period....      167,839      13,544,323    49,030,902   49,275,014      271,472
                              --------     -----------   ------------  -----------  ----------
  End of period..........     $596,867     $12,764,015   $30,730,723   $57,727,641  $1,585,221
                              ========     ===========   ============  ===========  ==========

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  3,859     $   244,139   $  129,205   $  665,486    $    226
  Capital gains income...          212         685,048    2,690,495    3,320,919      --
  Net realized gain
   (loss) on security
   transactions..........       12,573          21,824      122,593      (46,059)       (260)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (6,653)        504,123   16,269,773   (3,374,389)       (164)
                              --------     -----------   -----------  -----------   --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,991       1,455,134   19,212,066      565,957        (198)
                              --------     -----------   -----------  -----------   --------
UNIT TRANSACTIONS:
  Purchases..............       21,168       1,129,158    4,444,858    7,009,591      95,416
  Net transfers..........      139,562        (200,249)  (2,017,326)     639,116     124,555
  Surrenders for benefit
   payments and fees.....       (3,201)       (488,684)  (1,005,816)  (2,133,166)    (54,890)
  Net loan activity......         (916)        (74,888)    (614,259)    (621,297)     (2,626)
  Cost of insurance......       (7,551)       (433,657)  (1,410,562)  (2,232,539)    (14,449)
                              --------     -----------   -----------  -----------   --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      149,062         (68,320)    (603,105)   2,661,705     148,006
                              --------     -----------   -----------  -----------   --------
  Net increase (decrease)
   in net assets.........      159,053       1,386,814   18,608,961    3,227,662     147,808
NET ASSETS:
  Beginning of period....        8,786      12,157,509   30,421,941   46,047,352     123,664
                              --------     -----------   -----------  -----------   --------
  End of period..........     $167,839     $13,544,323   $49,030,902  $49,275,014   $271,472
                              ========     ===========   ===========  ===========   ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $1,432,208   $  602,537
  Capital gains income...      --           --
  Net realized (loss)
   gain on security
   transactions..........    (532,251)      11,502
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (1,780,548)     125,275
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (880,591)     739,314
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............   2,063,337      986,714
  Net transfers..........  (4,841,365)    (396,067)
  Surrenders for benefit
   payments and fees.....    (476,663)    (429,788)
  Net loan activity......    (240,071)    (168,864)
  Cost of insurance......    (540,974)    (363,009)
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........  (4,035,736)    (371,014)
                           ----------   ----------
  Net (decrease) increase
   in net assets.........  (4,916,327)     368,300
NET ASSETS:
  Beginning of period....  12,383,519    9,423,424
                           ----------   ----------
  End of period..........  $7,467,192   $9,791,724
                           ==========   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999


                           HIGH YIELD      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT*
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $  869,372    $  482,299
  Capital gains income...      --           143,890
  Net realized (loss)
   gain on security
   transactions..........      (8,086)       (8,133)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (335,073)     (801,902)
                           -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     526,213      (183,846)
                           -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............   2,509,553     1,482,153
  Net transfers..........   2,683,231     2,191,880
  Surrenders for benefit
   payments and fees.....    (333,995)     (169,634)
  Net loan activity......    (222,215)      (53,643)
  Cost of insurance......    (541,752)     (373,477)
                           -----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....   4,094,822     3,077,279
                           -----------   ----------
  Net increase in net
   assets................   4,621,035     2,893,433
NET ASSETS:
  Beginning of period....   7,762,484     6,529,991
                           -----------   ----------
  End of period..........  $12,383,519   $9,423,424
                           ===========   ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   17,902      $ 11,927      $      937    $   --       $  130,755
  Capital gains income...       77,647        26,144          88,002        --           --
  Net realized (loss)
   gain on security
   transactions..........      142,806        (9,011)        (11,963)       (3,040)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (141,235)      (30,188)     (1,050,855)     (286,707)      --
                            ----------      --------      ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       97,120        (1,128)       (973,879)     (289,747)     130,755
                            ----------      --------      ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      328,264        95,655         245,181       378,880      162,760
  Net transfers..........    5,287,606       239,905       1,901,059       648,358      (66,578)
  Surrenders for benefit
   payments and fees.....      (52,962)       (3,624)        (10,805)      (25,293)      (4,719)
  Net loan activity......      (18,087)       (6,497)        (45,785)      (44,709)    (111,192)
  Cost of insurance......      (91,805)      (22,457)        (82,835)      (84,118)    (100,200)
                            ----------      --------      ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    5,453,016       302,982       2,006,815       873,118     (119,929)
                            ----------      --------      ----------    ----------   ----------
  Net (decrease) increase
   in net assets.........    5,550,136       301,854       1,032,936       583,371       10,826
NET ASSETS:
  Beginning of period....      614,328       132,760         995,417       997,964    2,371,176
                            ----------      --------      ----------    ----------   ----------
  End of period..........   $6,164,464      $434,614      $2,028,353    $1,581,335   $2,382,002
                            ==========      ========      ==========    ==========   ==========

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $ --           $ --           $     27      $ --        $   72,286
  Capital gains income...      --             --             --            --            --
  Net realized (loss)
   gain on security
   transactions..........       5,301            177          1,149          (962)       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     189,549         12,287        291,403       184,285        --
                             --------       --------       --------      --------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     194,850         12,464        292,579       183,323        72,286
                             --------       --------       --------      --------    ----------
UNIT TRANSACTIONS:
  Purchases..............      38,064         30,798         48,934       116,791       175,971
  Net transfers..........     308,046         76,004        660,415       611,363     1,200,618
  Surrenders for benefit
   payments and fees.....      (3,955)        (2,105)        (2,887)       (7,639)     (136,680)
  Net loan activity......     (11,431)        (2,431)        (7,683)       (3,038)      (17,357)
  Cost of insurance......     (12,864)        (4,393)        (7,849)      (29,422)      (79,379)
                             --------       --------       --------      --------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....     317,860         97,873        690,930       688,055     1,143,173
                             --------       --------       --------      --------    ----------
  Net increase in net
   assets................     512,710        110,337        983,509       871,378     1,215,459
NET ASSETS:
  Beginning of period....     101,618         22,423         11,908       126,586     1,155,717
                             --------       --------       --------      --------    ----------
  End of period..........    $614,328       $132,760       $995,417      $997,964    $2,371,176
                             ========       ========       ========      ========    ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective April 9, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................  $    --        $    5,119
  Capital gains income...     4,478,064       18,127
  Net realized (loss)
   gain on security
   transactions..........      (263,986)    (166,715)
  Net unrealized
   (depreciation)
   appreciation increase
   of investments during
   the period............   (19,136,137)     146,206
                           ------------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   (14,922,059)       2,737
                           ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............     4,653,595       97,262
  Net transfers..........     3,782,973      937,758
  Surrenders for benefit
   payments and fees.....    (2,794,238)       4,058
  Net loan activity......    (1,055,559)     (22,717)
  Cost of insurance......    (2,022,723)     (32,672)
                           ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,564,048      983,689
                           ------------   ----------
  Net (decrease) increase
   in net assets.........   (12,358,011)     986,426
NET ASSETS:
  Beginning of period....    53,609,388      262,905
                           ------------   ----------
  End of period..........  $ 41,251,377   $1,249,331
                           ============   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --         $      2
  Capital gains income...       437,296         341
  Net realized gain
   (loss) on security
   transactions..........        13,486        (344)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    21,241,134      (4,513)
                            -----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    21,691,916      (4,514)
                            -----------    --------
UNIT TRANSACTIONS:
  Purchases..............     4,703,703      28,774
  Net transfers..........       149,433     227,891
  Surrenders for benefit
   payments and fees.....    (1,038,801)        (74)
  Net loan activity......      (546,905)        (99)
  Cost of insurance......    (1,495,145)     (6,613)
                            -----------    --------
  Net increase in net
   assets resulting from
   unit transactions.....     1,772,285     249,879
                            -----------    --------
  Net increase in net
   assets................    23,464,201     245,365
NET ASSETS:
  Beginning of period....    30,145,187      17,540
                            -----------    --------
  End of period..........   $53,609,388    $262,905
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $  --          $  137,464   $   --       $     32,244
  Capital gains income...         33,841       242,668        8,644     13,681,198
  Net realized (loss)
   gain on security
   transactions..........       (728,705)        3,606      (34,308)      (526,690)
  Net unrealized
   (depreciation)
   appreciation increase
   of investments during
   the period............     (1,877,615)      351,254     (214,731)   (30,434,528)
                             -----------    ----------   ----------   ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (2,572,479)      734,992     (240,395)   (17,247,776)
                             -----------    ----------   ----------   ------------
UNIT TRANSACTIONS:
  Purchases..............        350,527       408,676      132,372      7,313,840
  Net transfers..........      2,848,931       207,183    1,255,152        159,170
  Surrenders for benefit
   payments and fees.....        155,560       (89,394)     (58,653)    (3,611,721)
  Net loan activity......       (116,529)      (76,039)      11,139     (2,018,869)
  Cost of insurance......       (152,318)     (175,091)     (44,444)    (3,628,304)
                             -----------    ----------   ----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,086,171       275,335    1,295,566     (1,785,884)
                             -----------    ----------   ----------   ------------
  Net (decrease) increase
   in net assets.........        513,692     1,010,327    1,055,171    (19,033,660)
NET ASSETS:
  Beginning of period....      3,631,890     4,302,425      239,481    105,479,322
                             -----------    ----------   ----------   ------------
  End of period..........    $ 4,145,582    $5,312,752   $1,294,652   $ 86,445,662
                             ===========    ==========   ==========   ============

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA        VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $  --          $  115,864    $ --        $     73,653
  Capital gains income...         9,092        121,681      16,964       5,906,409
  Net realized gain
   (loss) on security
   transactions..........       736,703           (839)      2,078         (54,159)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       360,370       (267,639)     47,168      32,497,732
                             ----------     ----------    --------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,106,165        (30,933)     66,210      38,423,635
                             ----------     ----------    --------    ------------
UNIT TRANSACTIONS:
  Purchases..............        22,023        458,095      33,693       7,999,040
  Net transfers..........     2,521,188          4,060     121,046       1,293,445
  Surrenders for benefit
   payments and fees.....        (4,728)      (145,810)     (2,677)     (2,289,056)
  Net loan activity......        (2,686)       (29,755)        (58)     (1,195,792)
  Cost of insurance......       (30,104)      (172,471)     (4,323)     (2,956,587)
                             ----------     ----------    --------    ------------
  Net increase in net
   assets resulting from
   unit transactions.....     2,505,693        114,119     147,681       2,851,050
                             ----------     ----------    --------    ------------
  Net increase in net
   assets................     3,611,858         83,186     213,891      41,274,685
NET ASSETS:
  Beginning of period....        20,032      4,219,239      25,590      64,204,637
                             ----------     ----------    --------    ------------
  End of period..........    $3,631,890     $4,302,425    $239,481    $105,479,322
                             ==========     ==========    ========    ============

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the Contracts, are deducted through termination of units of interest from applicable contractholders' accounts.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.


(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS


HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.


Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.


The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.


7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE


Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.


The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.


As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.


Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

                                  PART C

                                OTHER INFORMATION

Item 27.        Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement. (2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy. (3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.
          (5)

     (g)  Contracts of Reinsurance. (6)

     (h)  Form of Participation Agreement.(6)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

Item 28.  Officers and Directors.

-----------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-----------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
-----------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-----------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-----------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-----------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-----------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-----------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-----------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-----------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-----------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-----------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-----------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-----------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-----------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-----------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
-----------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-----------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
-----------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-----------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-----------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-----------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-----------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-----------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-----------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

--------------
  *  Denotes Board of Directors of Hartford.


Item 29.  Persons Controlled By or Under Common Control with the Depositor or
              Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                        Positions and Offices
                 Name                      With  Underwriter
                 ----                      -----------------
              David A. Carlson          Vice President
              Peter W. Cummins          Senior Vice President
              David T. Foy              Treasurer
              J. Richard Garrett        Vice President
              George R. Jay             Controller
              Robert A. Kerzner         Executive Vice President, Director
              Joseph F. Mahoney         Executive Vice President
              Thomas M. Marra           President, Director
              Christine Hayer Repasy    Senior Vice President, General Counsel
                                          and Corporate Secretary, Director
              Lowndes A. Smith          Chief Executive Officer
              John C. Walters           Executive Vice President

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

              All management contracts are discussed in Part A and Part B of the Registration Statement dated November 1, 1999 and filed with the Commission on October 22, 1999.

Item 34.   Representation of Reasonableness of Fees

              Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11th day of April, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT VL I
  (Registrant)

*By: David T. Foy
     --------------------------------------
     David T. Foy, Senior Vice President           *By: /s/ Marianne O'Doherty
                                                      -------------------------
                                                          Marianne O'Doherty
                                                          Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
 (Depositor)

*By: David T. Foy
     ---------------------------------------
     David T. Foy, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,      By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,             -----------------------
     Director*                                           Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,          Date: April 11, 2001
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-94617

                                  Exhibit Index

1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA

1.5  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6  Power of Attorney.

1.7  Organizational Chart.